Revenue and operating segments (Details 1) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Revenue	kr 457,840	kr 388,377
Sweden [Member]
IfrsStatementLineItems [Line Items]
Revenue	160,633	120,974
United States [Member]
IfrsStatementLineItems [Line Items]
Revenue	123,381	151,680
Germany [Member]
IfrsStatementLineItems [Line Items]
Revenue	91,296	69,378
All Other Countries [Member]
IfrsStatementLineItems [Line Items]
Revenue	kr 82,530	kr 46,345